Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease obligations
Commitment Amount
Year of 2021	$18,116
Year of 2022	-
Year of 2023	-
Year of 2024	-
Year of 2025	-
Thereafter	-
Less: lease commitments on terminations	-
Total	$18,116